Related Party Transactions (Details) - Schedule of Balances with Related Parties - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Amounts owed to officers	$ 29,666	$ 136,149
Amounts owed to directors	12,767	70,345
Total amounts owed	$ 42,433	$ 206,494